Condensed Consolidating Financial Information - Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 3,838	$ 544	$ 7,083	$ 843
Net cash provided by (used in) operating activities	645	94	221
Capital expenditures	(293)	(301)	(125)
Proceeds from asset sales, net	176	0	18
Acquisitions, net of cash acquired	0	(6,078)	0
Net intercompany transfers	0	0	0
Distributions from unconsolidated affiliates	14	8	0
Other investing	10	3	0
Net cash provided by (used in) investing activities	(93)	(6,368)	(107)
Proceeds from issuance of equity, net of issuance costs	359	(6)	1,106
Proceeds from long-term borrowings, net of debt issuance costs	3,014	66	5,055
Repayments of borrowings	(589)	(31)	(14)
Preferred stock dividends paid	(22)	(23)	0
Net intercompany transfers	0	0	0
Interest rate swap settlement payments	(17)	(17)	(18)
Repurchase of common stock	0	(250)	0
Other financing	(3)	(4)	(3)
Net cash provided by (used in) financing activities	2,742	(265)	6,126
Net increase (decrease) in cash and cash equivalents	3,294	(6,539)	6,240
Cash, cash equivalents, and restricted cash, end of period	1,776	505
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0
Capital expenditures	0	0	0
Proceeds from asset sales, net	0		0
Acquisitions, net of cash acquired		0
Net intercompany transfers	(880)	(450)	(162)
Distributions from unconsolidated affiliates	0	0
Other investing	0	0
Net cash provided by (used in) investing activities	(880)	(450)	(162)
Proceeds from issuance of equity, net of issuance costs	0	0	0
Proceeds from long-term borrowings, net of debt issuance costs	0	0	0
Repayments of borrowings	0	0	0
Preferred stock dividends paid	0	0
Net intercompany transfers	880	450	162
Interest rate swap settlement payments	0	0	0
Repurchase of common stock		0
Other financing	0	0	0
Net cash provided by (used in) financing activities	880	450	162
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash, cash equivalents, and restricted cash, end of period	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	1,529	327	6,855	474
Net cash provided by (used in) operating activities	(425)	(432)	(70)
Capital expenditures	0	0	0
Proceeds from asset sales, net	171		0
Acquisitions, net of cash acquired		(6,207)
Net intercompany transfers	880	450	162
Distributions from unconsolidated affiliates	0	0
Other investing	0	0
Net cash provided by (used in) investing activities	1,051	(5,757)	162
Proceeds from issuance of equity, net of issuance costs	359	(6)	1,106
Proceeds from long-term borrowings, net of debt issuance costs	822	(31)	(1)
Repayments of borrowings	(563)	(8)	(8)
Preferred stock dividends paid	(22)	(23)
Net intercompany transfers	0	0	0
Interest rate swap settlement payments	(17)	(17)	(18)
Repurchase of common stock		(250)
Other financing	(3)	(4)	(3)
Net cash provided by (used in) financing activities	576	(339)	1,076
Net increase (decrease) in cash and cash equivalents	1,202	(6,528)	1,168
Cash, cash equivalents, and restricted cash, end of period	1,529	327
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	139	94	54	154
Net cash provided by (used in) operating activities	1,057	531	189
Capital expenditures	(215)	(235)	(75)
Proceeds from asset sales, net	2		18
Acquisitions, net of cash acquired		29
Net intercompany transfers	0	0	0
Distributions from unconsolidated affiliates	14	8
Other investing	10	3
Net cash provided by (used in) investing activities	(189)	(195)	(57)
Proceeds from issuance of equity, net of issuance costs	0	0	0
Proceeds from long-term borrowings, net of debt issuance costs	198	78	12
Repayments of borrowings	(15)	(23)	(6)
Preferred stock dividends paid	0	0
Net intercompany transfers	(1,006)	(351)	(238)
Interest rate swap settlement payments	0	0	0
Repurchase of common stock		0
Other financing	0	0	0
Net cash provided by (used in) financing activities	(823)	(296)	(232)
Net increase (decrease) in cash and cash equivalents	45	40	(100)
Cash, cash equivalents, and restricted cash, end of period	139	94
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	2,170	123	174	215
Net cash provided by (used in) operating activities	13	(5)	99
Capital expenditures	(78)	(66)	(50)
Proceeds from asset sales, net	3		0
Acquisitions, net of cash acquired		100
Net intercompany transfers	0	0	0
Distributions from unconsolidated affiliates	0	0
Other investing	0	0
Net cash provided by (used in) investing activities	(75)	34	(50)
Proceeds from issuance of equity, net of issuance costs	0	0	0
Proceeds from long-term borrowings, net of debt issuance costs	1,994	19	0
Repayments of borrowings	(11)	0	0
Preferred stock dividends paid	0	0
Net intercompany transfers	126	(99)	(90)
Interest rate swap settlement payments	0	0	0
Repurchase of common stock		0
Other financing	0	0	0
Net cash provided by (used in) financing activities	2,109	(80)	(90)
Net increase (decrease) in cash and cash equivalents	2,047	(51)	(41)
Cash, cash equivalents, and restricted cash, end of period	$ 108	$ 84
Escrow Issuers
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			5,213	$ 0
Net cash provided by (used in) operating activities			3
Capital expenditures			0
Proceeds from asset sales, net			0
Net intercompany transfers			0
Net cash provided by (used in) investing activities			0
Proceeds from issuance of equity, net of issuance costs			0
Proceeds from long-term borrowings, net of debt issuance costs			5,044
Repayments of borrowings			0
Net intercompany transfers			166
Interest rate swap settlement payments			0
Other financing			0
Net cash provided by (used in) financing activities			5,210
Net increase (decrease) in cash and cash equivalents			5,213
DYN_Parent Company Member Excluding Issuers Escrow [Member]
Condensed Financial Statements, Captions [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			$ 1,642